Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
(19)	Stockholders' Equity

The Company's board of directors authorized a one-for-four reverse stock split on October 18, 2010, which became effective on November 5, 2010, with fractional shares rounded up to the next largest whole share. As part of the reverse stock split, the Company amended its Articles of Incorporation on November 5, 2010, to ratably decrease the number of common shares authorized from 6,000,000 shares to 1,500,000 shares. On September 29, 2011, the Company amended its Articles of Incorporation to increase the number of common shares authorized from 1,500,000 shares to 50,000,000 shares.

Common Stock Offering and Purchase Agreement. The Company completed a private placement offering of its common stock in 2011, and sold 21,591,750 shares of common stock for net proceeds of $8.6 million. All of the proceeds were invested in the Bank.

The Company also entered into a binding stock purchase agreement with Company director Moishe Gubin ("Gubin") on October 25, 2011, amended on December 5, 2011, under which Gubin agreed to purchase, subject to certain conditions, for $2.7 million in cash, 6,750,000 newly issued common shares of the Company. The closing of this transaction is subject to regulatory approval from the Federal Reserve and the OFR. The stock purchase agreement may be terminated by the Company or Gubin if the closing does not occur by June 30, 2012, but not by either party whose failure to perform any obligations under the agreement required to be performed on or prior to such date has been the cause of, or results in, the failure of the transaction to close on or before such date.

If the transaction with Gubin is consummated, it is anticipated that substantially all the proceeds would be invested in the Bank and the Bank would exceed the ratios imposed under the Consent Order. There can be no assurance, however, that the transaction with Gubin will be consummated, or that the Company will be able to raise sufficient capital in the transaction to meet the Bank's capital requirements under the Consent Order.

Registration Rights. In connection with the private placement offering and the transaction with Gubin, the Company has agreed to grant each purchaser of common stock certain registration rights. The Company filed a registration statement on Form S-3 on February 15, 2012, registering the resale of the registrable securities, and is required to use reasonable best efforts to make such registration statement become effective. The Company is required to maintain this registration statement continuously in effect until all such shares have been sold or become eligible for sale without restriction under Rule 144 promulgated under the Securities Act of 1933. The registration rights are subject to the right of the Company to delay registration to avoid disclosure of material nonpublic information. The holder of registrable securities must comply with certain standard provisions facilitating the filing and effectiveness of the registration statement as well.